Consolidated Statement of Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Noninterest income
Total investment securities	$ 185	$ 52	$ 183
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Equity Securities and Nonmarketable Equity Securities	376	273	186
Debt securities [Member]
Noninterest income
Total OTTI losses recorded on debt securities	136	18	39
Total investment securities	183	49	158
Total reversal of losses recognized in OCI as non-credit-related impairment	$ (47)	$ (31)	$ (119)